Income Tax - Summary of Components of Current Tax Expense Income and Adjustments for Current Tax of Prior Periods (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Charge in respect of current year	£ (96)	£ (18)	£ (51)
Adjustments in respect of prior years	(12)	4	21
Total current tax charge	(108)	(14)	(30)
Deferred tax
In respect of temporary differences	98	(28)	59
Other adjustments in respect of prior years	13	(2)	5
Total deferred tax credit/(charge)	111	(30)	64
Total tax credit/(charge)	£ 3	£ (44)	£ 34